UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05076

Tax-Exempt California Money Market Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  9/30

Date of reporting period: 6/30/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2011 (Unaudited)

Tax-Exempt California Money Market Fund
	Principal Amount ($)	Value ($)
Municipal Investments 109.1%
California 108.4%
Alameda County, CA, Industrial Development Authority Revenue, Malberg Engineering, Inc., AMT, 0.16% *, 8/1/2031, LOC: Comerica Bank	2,120,000	2,120,000
Alameda County, CA, Industrial Development Authority Revenue, White Brothers Project, AMT, 0.16% *, 3/1/2032, LOC: Comerica Bank	2,320,000	2,320,000
Beaumont, CA, Utility Authority Revenue, Wastewater Enterprise Project, Series A, 0.07% *, 9/1/2041, LOC: Union Bank of CA NA	4,450,000	4,450,000
BlackRock MuniYield California Fund, Inc., 144A, AMT, 0.29% *, 6/1/2041, LIQ: Citibank NA	3,900,000	3,900,000
BlackRock MuniYield California Quality Fund, Inc., Series W-7-1665, 144A, AMT, 0.29% *, 5/1/2041, LIQ: Citibank NA	3,500,000	3,500,000
California, ABAG Finance Authority for Non-Profit Corporations, Multi-Family Housing Revenue, Arbors Apartments, Series A, 0.14% *, 12/15/2032, LIQ: Fannie Mae	1,475,000	1,475,000
California, Bay Area Toll Authority, Toll Bridge Revenue, Series C-4, 0.04% *, 4/1/2045, LOC: Lloyds TSB Bank PLC	1,000,000	1,000,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.12% *, 5/15/2030, LIQ: State Street Bank & Trust Co.	10,900,000	10,900,000
California, Educational Facilities Authority Revenue, Stanford University, Series R, 5.0%, 11/1/2011	800,000	812,682
California, Health Facilities Financing Authority Revenue, Scripps Health, Series C, 0.03% *, 10/1/2040, LOC: Barclays Bank PLC	1,000,000	1,000,000
California, Housing Finance Agency Revenue, Multi-Family Housing, Series B, 0.05% *, 2/1/2031, LOC: Fannie Mae, Freddie Mac	1,050,000	1,050,000
California, Infrastructure & Economic Development Bank Revenue, Pacific Gas & Electric Co., Series D, 0.02% *, 12/1/2016, LOC: Sumitomo Mitsui Banking	3,100,000	3,100,000
California, Municipal Finance Authority, Multi-Family Housing Revenue, Series 2410, 144A, AMT, 0.24% *, 1/1/2020, LIQ: JPMorgan Chase Bank, LOC: JPMorgan Chase Bank	2,000,000	2,000,000
California, Pollution Control Financing Authority, Solid Waste Disposal Revenue, Series 31C, 144A, AMT, 0.43% *, 1/1/2022, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,030,000	9,030,000
California, State Economic Recovery:
Series B, Prerefunded 7/1/2011 @ 100, 3.5%, 7/1/2023	1,065,000	1,065,000
Series A, ETM, 5.0%, 7/1/2011, INS: NATL	700,000	700,000
California, State General Obligation:
Series B-5, 0.07% *, 5/1/2040, LOC: Barclays Bank PLC	1,780,000	1,780,000
Series 2178, 144A, 0.14% *, 12/1/2037, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	2,193,500	2,193,500
California, Statewide Communities Development Authority Revenue, Series 2089, 144A, 0.09% *, 10/1/2036, GTY: Wells Fargo & Co., LIQ: Wells Fargo Bank NA	1,775,000	1,775,000
California, Statewide Communities Development Authority Revenue, Tax & Revenue Anticipation Bonds, Series A-1, 2.0%, 6/29/2012 (a)	4,000,000	4,067,400
California, Statewide Communities Development Authority Revenue, Tiger Woods Learning Foundation, 0.3% *, 7/1/2036, LOC: Bank of America NA	1,525,000	1,525,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.19% *, 5/15/2018, LOC: JPMorgan Chase Bank	6,490,000	6,490,000
Series 2681, 144A, AMT, 0.29% *, 5/15/2018, LOC: JPMorgan Chase Bank	3,500,000	3,500,000
California, Wells Fargo State Trusts, Series 25C, 144A, 0.09% *, 11/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	6,000,000	6,000,000
California, William S. Hart Union High School District, Municipal Securities Trust Receipts, "A", Series 59, 144A, 0.09% *, 9/1/2027, LOC: Societe Generale	8,435,000	8,435,000
California, Woodland Finance Authority, 0.16%, 7/14/2011	3,100,000	3,100,000
Castaic Lake, CA, Water Agency Revenue, Certificates of Participation, 1994 Refunding Project, Series A, 0.04% *, 8/1/2020, LOC: Wells Fargo Bank NA	2,385,000	2,385,000
Contra Costa County, CA, Multi-Family Housing Revenue, Camara Circle Apartments, Series A, AMT, 0.13% *, 12/1/2032, LOC: Citibank NA	1,775,000	1,775,000
Fremont, CA, Certificates of Participation, Refinancing Capital, 0.06% *, 8/1/2038, LOC: US Bank NA	4,060,000	4,060,000
Hayward, CA, Multi-Family Housing Revenue, Shorewood, Series A, 0.11% *, 7/15/2014, LIQ: Fannie Mae	8,920,000	8,920,000
Hesperia, CA, Public Financing Authority Revenue, 1993 Street Improvement Project, 0.11% *, 10/1/2023, LOC: Bank of America NA	2,890,000	2,890,000
Lemoore, CA, Certificates of Participation, Municipal Golf Course Refinancing Project, 144A, 0.14% *, 11/1/2020, LOC: Union Bank of CA	2,470,000	2,470,000
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, Series A, 5.0%, 7/1/2011	515,000	515,000
Los Angeles County, CA, Multi-Family Housing Authority Revenue, Canyon Country Villas Project, Series H, 0.06% *, 12/1/2032, LIQ: Freddie Mac	3,200,000	3,200,000
Los Angeles, CA, Community College District, Series A, Prerefunded 8/1/2011 @ 100, 5.0%, 6/1/2026, INS: NATL	500,000	501,939
Los Angeles, CA, Department of Water & Power Revenue, Power Systems:
Series A-3, 0.04% *, 7/1/2035, SPA: Scotiabank	2,750,000	2,750,000
Series A-7, 0.04% *, 7/1/2035, SPA: US Bank NA	1,700,000	1,700,000
Napa, CA, Sanitation District, Certificates of Participation, 2001 Refunding Project, Series A, 0.06% *, 8/1/2028, LOC: Wells Fargo Bank NA	2,000,000	2,000,000
Novato, CA, Multi-Family Housing Revenue, Nova-Ro Corp. III Senior Housing Project, 0.07% *, 10/1/2032, LOC: Bank of The West	2,615,000	2,615,000
Nuveen Insured California Dividend Advantage Municipal Fund, Series 1-1044, 144A, AMT, 0.26% **, 6/1/2041, LIQ: Morgan Stanley Bank	2,100,000	2,100,000
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue, Coliseum Project, Series C-1, 0.08% *, 2/1/2025, LOC: Bank of New York Mellon & California State Teacher's Retirement System	2,400,000	2,400,000
Orange County, CA, Water District, 0.28%, 8/11/2011	5,000,000	5,000,000
Orange County, CA, Water District Revenue, Certificates of Participation., Series A, 0.06% *, 8/1/2042, LOC: Citibank NA	1,900,000	1,900,000
Otay, CA, Water District, Certificates of Participation, Capital Projects, 0.1% *, 9/1/2026, LOC: Union Bank NA	2,260,000	2,260,000
San Diego County, CA, School District Note Participations, Tax & Revenue Anticipation Notes, Series A, 2.0%, 6/29/2012 (a)	2,000,000	2,034,500
San Diego, CA, Certificates of Participation, 0.12% *, 12/1/2028, LOC: Comerica Bank	1,645,000	1,645,000
San Francisco, CA, City & County Unified School District, Tax & Revenue Anticipation Notes, 2.0%, 6/29/2012 (a)	4,000,000	4,067,800
San Jose, CA, Multi-Family Housing Revenue, Brookwood Terrace, Series B2, 0.1% *, 1/1/2014, LOC: JPMorgan Chase Bank	1,000,000	1,000,000
Southern California, Metropolitan Water District, Waterworks Revenue, Series B-2, 0.12% *, 7/1/2035, SPA: Banco Bilbao Vizcaya	4,000,000	4,000,000
Stockton, CA, Public Financing Authority, Water Revenue, Delta Water Supply Project, Series A, 0.07% *, 10/1/2040, LOC: Union Bank	1,300,000	1,300,000

		150,777,821
Puerto Rico 0.7%
Commonwealth of Puerto Rico, Public Improvement, Series A, Prerefunded 7/1/2011 @ 100, 5.125%, 7/1/2031	1,000,000	1,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $151,777,821) †	109.1	151,777,821
Other Assets and Liabilities, Net	(9.1)	(12,608,261)

Net Assets	100.0	139,169,560

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of June 30, 2011.

**
These securities are shown at their current rate as of June 30, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

† The cost for federal income tax purposes was $151,777,821.
(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(b)	$—	$151,777,821	$—	$151,777,821
Total	$—	$151,777,821	$—	$151,777,821

There have been no transfers between Level 1 and Level 2 fair value measurements during the period end June 30, 2011.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt California Money Market Fund

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2011